Costs of services and general and administrative costs - Summary of Operating Costs (Detail) - GBP (£) £ in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017
Analysis of income and expense [abstract]
Costs of services		£ 10,825.1	£ 10,559.1		£ 10,481.6
General and administrative costs		1,113.1	1,249.7		1,086.9
Costs of services and general and administrative costs		11,938.2	11,808.8		11,568.5
Costs of services and general and administrative costs include:
Staff costs (note 5)		7,090.6	6,950.6	[1]	7,065.1	[1]
Establishment costs		672.9	756.6		769.5
Media pass-through costs		1,656.2	1,458.0		1,429.4
Other costs of services and general and administrative costs	[2]	2,518.5	2,643.6		2,304.5
Goodwill impairment (note 14)		47.7	183.9	[1]	27.1	[1]
Investment write-downs		7.5	2.0		91.7
Restructuring and transformation costs		153.5	265.5		56.8
Litigation settlement		(16.8)
Gain on sale of freehold property in New York		(7.9)
Amortisation and impairment of acquired intangible assets		121.5	201.8		138.0
Amortisation of other intangible assets		21.2	20.7		20.1
Depreciation of property, plant and equipment		185.5	188.6		189.0
Depreciation of right-of-use assets		301.6
Losses on sale of property, plant and equipment		3.2	0.6		1.2
Gains on disposal of investments and subsidiaries		(40.4)	(237.9)		(98.7)
(Gains)/losses on remeasurement of equity interests arising from a change in scope of ownership		(0.4)	(2.0)		0.3
Net foreign exchange losses/(gains)		6.1	£ (13.0)		£ 8.0
Short-term lease expense		83.8
Low-value lease expense		£ 2.9

[1]	Prior year figures have been re-presented in accordance with IFRS 5 Non-current Assets Held for Sale and Discontinued Operations, as described in the accounting policies.
[2]	Other costs of services and general and administrative costs include £731.4 million (2018: £713.0 million, 2017: £[573.1] million) of other pass-through costs.